Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	loanDepot, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40003
Entity Tax Identification Number	85-3948939
Entity Address, Address Line One	6561 Irvine Center Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(888)
Local Phone Number	337-6888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 Par Value
Trading Symbol	LDI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001831631